Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Income Tax [Line Items]
Loss before income taxes	$ (16,541)	$ (29,448)
Statutory tax rate	27.00%	26.00%
Income tax recovery at Canadian statutory income tax rates	$ (4,466)	$ (7,656)
Change in valuation allowance	(87,082)	1,625
Disposal of Canadian Operations	81,690	0
Permanent differences	875	967
Expiry of investment tax credits and non-capital losses	5,838	1,243
Tax rate differences	748	790
Change in U.S. statutory rate	0	6,394
Change in Canadian statutory rate	0	(2,595)
Adjustments related to prior periods	2,167	(417)
Other differences	268	12
Income tax expense	$ 38	$ 363